G                                                           GW&K
W                                                           Equity
&                                                           Fund
K
                                                            GW&K
                                                            Large Cap
                                                            Growth
                                                            Fund

February 4, 2002

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re:  The Gannett Welsh & Kotler Funds (the "Trust")
          File Nos. 333-06093 and 811-07673

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 8 has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary


                                                            Investment Adviser
                                                            Gannett
                                                            Welsh & Kotler
                                                            Incorporated

                                                            Shareholder Services
                                                            Integrated Fund
                                                            Services, Inc.
                                                            P.O. Box 5354
                                                            Cincinnati
                                                            OH 45201-5354
                                                            1 888 GWK FUND
                                                            1 888 495 3863